SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)						3 Months Ended				9 Months Ended		12 Months Ended
	Apr. 11, 2021	Jan. 06, 2021	Jun. 22, 2020	Mar. 01, 2019	Apr. 11, 2018	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 22, 2019
Common shares value equivalents		$ 12,000,000
Equity investment description		subject to adjustments in the event Valley Holdings’ net profit is more than HK$5 million (approximately US$0.6 million) or less than HK$3 million (approximately US$0.4 million) for the fiscal year ended December 31, 2020
Net cash operating activities										$ 712,200	$ 363,601	$ (1,236,265)	$ 173,646
Net income loss						$ 449,863	$ (77,140)	$ (101,834)	$ (102,568)	1,242,318	$ (281,542)	(3,647,353)	(377,756)
Working capital						2,778,546				2,778,546
Customer advances						538,829				538,829		$ 580,151
Customer advances in opening balance						$ 353,033				$ 353,033
DILHK [Member]
Equity Method Investment, Ownership Percentage		70.00%
Xixingdao Agreement [Member]
Stock issued during period, shares, acquisitions			243,134
Gaosheng Group Co Ltd [Member]
Stock issued new issued shares	300,000,000
China Kaipeng Group Co Ltd [Member]
Stock issued new issued shares					300,000,000
Yumin Lin [Member]
Stock issued new issued shares					300,000,000
Jiujiu Group Stock Co., Ltd [Member]
Stock issued during period, shares, acquisitions				100
Equity Method Investment, Ownership Percentage				100.00%
Stock issued during period acquisitions cost				$ 150
QHDX [Member] | Xixingdao Agreement [Member]
Equity Method Investment, Ownership Percentage			90.00%											90.00%